UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Festina Lente Investment Management, LP
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Address:   650 Madison Avenue
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           23rd Floor
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           New York, New York 10022
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Form 13F File Number:  028-12275
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title: Managing Member of Festina Lente Capital Management, LLC, the General Partner of Festina Lente Investment Management, LP
           --------------------------------------------------
Phone:     212-872-2421
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ David P. Berkowitz         New York, New York         11/14/07
       ------------------------   ------------------------------  --------
             [Signature]                  [City, State]            [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                     3
                                                -------------

Form 13F Information Table Value Total:              $135,929
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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

   COLUMN 1           COLUMN 2        COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7            COLUMN 8
-------------------   --------------  ---------  --------   ---------------------  ----------  ---------   -----------------------
                                                 VALUE        SHRS OR  SH/ PUT/    INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS  CUSIP      (x$1000)     PRN AMT  PRN CALL    DISCRETION   MANAGERS     SOLE     SHARED  NONE
-------------------   --------------  ---------  --------   ---------------------  ----------  ---------   ---------  ------  -----
CROSSTEX ENERGY INC   COM             22765Y104  56,175     1,481,800  SH          SOLE         0          1,481,800  0       0
LAMAR ADVERTISING CO  CL A            512815101  36,855       752,600  SH          SOLE         0            752,600  0       0
EAGLE MATERIALS INC   COM             26969P108  42,899     1,200,300  SH          SOLE         0          1,200,300  0       0


NOTE: The limited contents of Form 13Fs cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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